Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.0475
Maximum Aggregate Offering Price	$ 42,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,903.77
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 457(g) under the Securities Act, the registration fee for the shares of common stock issuable upon exercise of the warrants is calculated on the basis of the higher of (i) the exercise price of the warrants (0.015 per share) and (ii) the average of the high ($0.0649) and low ($0.03) prices of the underlying common stock on the OTC Markets as of March 23, 2026, a date within five business days prior to the initial filing of this registration statement, determined in accordance with Rule 457(c).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants (2)
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.0475
Maximum Aggregate Offering Price	$ 42,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,903.77
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 457(g) under the Securities Act, the registration fee for the shares of common stock issuable upon exercise of the warrants is calculated on the basis of the higher of (i) the exercise price of the warrants (0.015 per share) and (ii) the average of the high ($0.0649) and low ($0.03) prices of the underlying common stock on the OTC Markets as of March 23, 2026, a date within five business days prior to the initial filing of this registration statement, determined in accordance with Rule 457(c).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, to be sold by the Selling Stockholders(3)
Amount Registered | shares	11,000,000
Proposed Maximum Offering Price per Unit	0.0475
Maximum Aggregate Offering Price	$ 522,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 72.16
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 457(g) under the Securities Act, the registration fee for the shares of common stock issuable upon exercise of the warrants is calculated on the basis of the higher of (i) the exercise price of the warrants (0.015 per share) and (ii) the average of the high ($0.0649) and low ($0.03) prices of the underlying common stock on the OTC Markets as of March 23, 2026, a date within five business days prior to the initial filing of this registration statement, determined in accordance with Rule 457(c). (3) Represents shares of common stock being registered for resale pursuant to the resale prospectus that forms a part of this registration statement, consisting of (i) 11,000,000 issued and outstanding shares held by certain Selling Stockholders, (ii) 16,000,000 shares of common stock issuable upon conversion of outstanding convertible notes held by certain Selling Stockholders, and (iii) 16,000,000 shares of common stock issuable upon exercise of outstanding warrants held by certain Selling Stockholders.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon conversion of converitble notes by the Selling Stockholders(3)
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	0.0475
Maximum Aggregate Offering Price	$ 760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 104.96
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 457(g) under the Securities Act, the registration fee for the shares of common stock issuable upon exercise of the warrants is calculated on the basis of the higher of (i) the exercise price of the warrants (0.015 per share) and (ii) the average of the high ($0.0649) and low ($0.03) prices of the underlying common stock on the OTC Markets as of March 23, 2026, a date within five business days prior to the initial filing of this registration statement, determined in accordance with Rule 457(c). (3) Represents shares of common stock being registered for resale pursuant to the resale prospectus that forms a part of this registration statement, consisting of (i) 11,000,000 issued and outstanding shares held by certain Selling Stockholders, (ii) 16,000,000 shares of common stock issuable upon conversion of outstanding convertible notes held by certain Selling Stockholders, and (iii) 16,000,000 shares of common stock issuable upon exercise of outstanding warrants held by certain Selling Stockholders.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon the exercise of warrants by the Selling Stockholders(2)(3)
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	0.0475
Maximum Aggregate Offering Price	$ 760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 104.96
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. (2) Pursuant to Rule 457(g) under the Securities Act, the registration fee for the shares of common stock issuable upon exercise of the warrants is calculated on the basis of the higher of (i) the exercise price of the warrants (0.015 per share) and (ii) the average of the high ($0.0649) and low ($0.03) prices of the underlying common stock on the OTC Markets as of March 23, 2026, a date within five business days prior to the initial filing of this registration statement, determined in accordance with Rule 457(c). (3) Represents shares of common stock being registered for resale pursuant to the resale prospectus that forms a part of this registration statement, consisting of (i) 11,000,000 issued and outstanding shares held by certain Selling Stockholders, (ii) 16,000,000 shares of common stock issuable upon conversion of outstanding convertible notes held by certain Selling Stockholders, and (iii) 16,000,000 shares of common stock issuable upon exercise of outstanding warrants held by certain Selling Stockholders.